UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:   28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

    /s/ David E Scott                Danbury, CT             06/14/2012
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       [Signature]                  [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number:  028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     93
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Form 13F Information Table Value Total:     $ 1,513,959
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. First Trust Advisors L.P.   13F File Number:  028-06487

EIP All Accounts
As-of 6-30-12

                                                                                                                      Voting
                                                                                                                     Authority
                                                            Market Value $   Shares/  Investment    Other    -----------------------
     Name of Issuer              Title of Class     CUSIP      (x1000)       Quantity Discretion  Managers    Sole     Shared   None
-----------------------------    --------------   --------- -------------- ---------- ----------  --------   ------- ---------  ----
Amerigas Partners L P            Unit L P Int     030975106     21,940        538,402      OTHER     1                 538,402
Amerigas Partners L P            Unit L P Int     030975106     11,231        275,596       SOLE    NONE     275,596
Buckeye Partners L P             Unit LTD Partn   118230101     28,642        549,016      OTHER     1                 549,016
Buckeye Partners L P             Unit LTD Partn   118230101     21,989        421,492       SOLE    NONE     421,492
El Paso Pipeline Partners L      Com Unit LPI     283702108     23,300        689,359      OTHER     1                 689,359
El Paso Pipeline Partners L      Com Unit LPI     283702108     21,507        636,296       SOLE    NONE     636,296
Enterprise Prods Partners L      Com              293792107     48,621        948,881      OTHER     1                 948,881
Enterprise Prods Partners L      Com              293792107     37,240        726,770       SOLE    NONE     726,770
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107     20,532        362,755      OTHER     1                 362,755
Holly Energy Partners L P        Com Ut Ltd Ptn   435763108     12,921        228,285       SOLE    NONE     228,285
Inergy L P                       Unit Ltd Ptnr    456615103      3,029        162,674      OTHER     1                 162,674
ITC Hldgs Corp                   Com              465685105      9,739        141,324      OTHER     1                 141,324
ITC Hldgs Corp                   Com              465685105     10,506        152,460       SOLE    NONE     152,460
Kinder Morgan Energy Partner     Ut Ltd Partner   494550106     17,741        225,771      OTHER     1                 225,771
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106     53,016        750,512      OTHER     1                 750,512
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106     29,458        417,012       SOLE    NONE     417,012
Northeast Utils                  Com              664397106     13,962        359,753      OTHER     1                 359,753
Northeast Utils                  Com              664397106      7,789        200,701       SOLE    NONE     200,701
Oiltanking Partners L P          Unit Ltd         678049107      2,132         68,000      OTHER     1                  68,000
Oiltanking Partners L P          Unit Ltd         678049107      1,329         42,400       SOLE    NONE      42,400
Oneok Inc New                    Com              682680103      1,372         32,427      OTHER     1                  32,427
Oneok Inc New                    Com              682680103        115          2,722       SOLE    NONE       2,722
Penn VA Resources Partners L     Com              707884102     13,412        547,428      OTHER     1                 547,428
Plains All Amern Pipeline L      Unit Ltd Partn   726503105     51,733        640,177      OTHER     1                 640,177
Plains All Amern Pipeline L      Unit Ltd Partn   726503105     19,030        235,495       SOLE    NONE     235,495
Questar Corp                     Com              748356102     11,222        537,983      OTHER     1                 537,983
Questar Corp                     Com              748356102        209         10,000       SOLE    NONE      10,000
Sempra Energy                    Com              816851109      3,486         50,616      OTHER     1                  50,616
Sempra Energy                    Com              816851109      4,203         61,019       SOLE    NONE      61,019
Southern Co                      Com              842587107     15,949        344,478      OTHER     1                 344,478
Southern Co                      Com              842587107      1,663         35,928       SOLE    NONE      35,928
Spectra Energy Corp              Com              847560109     25,803        887,934      OTHER     1                 887,934
Spectra Energy Corp              Com              847560109      2,715         93,441       SOLE    NONE      93,441
Suburban Propane Partners LP     Unit Ltd Partn   864482104      2,167         52,500      OTHER     1                  52,500
UGI Corp New                     Com              902681105     30,012      1,019,777      OTHER     1               1,019,777
UGI Corp New                     Com              902681105     14,022        476,462       SOLE    NONE     476,462
Western Gas Partners LP          Com Unit LP IN   958254104      4,642        106,400      OTHER     1                 106,400
Williams Cos Inc Del             Com              969457100     43,990      1,526,384      OTHER     1               1,526,384
Williams Cos Inc Del             Com              969457100     11,857        411,416       SOLE    NONE     411,416
Wisconsin Energy Corp            Com              976657106      3,030         76,562      OTHER     1                  76,562
Wisconsin Energy Corp            Com              976657106        396         10,000       SOLE    NONE      10,000
Alliance Holdings GP LP          Com Units LP     01861G100      5,412        130,484      OTHER     1                 130,484
Alliance Holdings GP LP          Com Units LP     01861G100      7,659        184,635       SOLE    NONE     184,635
Alliance Res Partner L P         Ut Ltd Part      01877R108     13,003        231,693      OTHER     1                 231,693
Alliance Res Partner L P         Ut Ltd Part      01877R108     14,789        263,530       SOLE    NONE     263,530
Centerpoint Energy Inc           Com              15189T107     21,889      1,058,988      OTHER     1               1,058,988
Centerpoint Energy Inc           Com              15189T107      1,183         57,230       SOLE    NONE      57,230
Dominion Res Inc VA New          Com              25746U109     30,026        556,029      OTHER     1                 556,029
Dominion Res Inc VA New          Com              25746U109     11,017        204,019       SOLE    NONE     204,019
Duke Energy Corp New             Com              26441C105     15,213        659,724      OTHER     1                 659,724
ENBRIDGE INC                     Com              29250N105     22,242        557,173      OTHER     1                 557,173
ENBRIDGE INC                     Com              29250N105      9,497        237,908       SOLE    NONE     237,908
Enbridge Energy Partners L P     Com              29250R106     18,647        606,026      OTHER     1                 606,026
Enbridge Energy Partners L P     Com              29250R106         62          2,000       SOLE    NONE       2,000
Enbridge Energy Management L     Shs Units LLI    29250X103     40,814      1,276,648      OTHER     1               1,276,648
Enbridge Energy Management L     Shs Units LLI    29250X103     20,150        630,289       SOLE    NONE     630,289
Energy Transfer Prtnrs L P       Unit Ltd Partn   29273R109     16,388        370,844      OTHER     1                 370,844
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100     21,452        522,973      OTHER     1                 522,973
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100     15,786        384,844       SOLE    NONE     384,844
Exelon Corp                      Com              30161N101     11,275        299,695      OTHER     1                 299,695
Exelon Corp                      Com              30161N101        232          6,180       SOLE    NONE       6,180
Kinder Morgan Management LLC     Shs              49455U100     73,442      1,000,303      OTHER     1               1,000,303
Kinder Morgan Management LLC     Shs              49455U100     25,201        343,247       SOLE    NONE     343,247
Kinder Morgan Inc. Del           Com              49456B101     16,380        508,370      OTHER     1                 508,370
Kinder Morgan Inc. Del           Com              49456B101     12,189        378,318       SOLE    NONE     378,318
Kinder Morgan Inc. Del           *W EXP 05/25/201 49456B119         44         20,275       SOLE    NONE      20,275
MLP & Strategic Equity FD IN     Com              55312N106        476         27,600       SOLE    NONE      27,600
Natural Resource Partners L      Com Unit L P     63900P103      7,544        340,275      OTHER     1                 340,275
Natural Resource Partners L      Com Unit L P     63900P103         95          4,300       SOLE    NONE       4,300
NextEra Energy Inc               Com              65339F101     20,543        298,548      OTHER     1                 298,548
NextEra Energy Inc               Com              65339F101      4,188         60,869       SOLE    NONE      60,869
Nisource Inc                     Com              65473P105     29,482      1,191,202      OTHER     1               1,191,202
Nisource Inc                     Com              65473P105     10,430        421,405       SOLE    NONE     421,405
Nustar Energy LP                 Unit Com         67058H102     35,506        658,854      OTHER     1                 658,854
Nustar Energy LP                 Unit Com         67058H102     24,492        454,487       SOLE    NONE     454,487
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     10,631        342,509      OTHER     1                 342,509
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     17,772        572,564       SOLE    NONE     572,564
Oneok Partners LP                Unit Ltd Partn   68268N103     22,976        427,466      OTHER     1                 427,466
Oneok Partners LP                Unit Ltd Partn   68268N103      4,607         85,704       SOLE    NONE      85,704
Spectra Energy Partners LP       Com              84756N109      9,676        317,985      OTHER     1                 317,985
Spectra Energy Partners LP       Com              84756N109     13,805        453,664       SOLE    NONE     453,664
Sunoco Logistics Prtnrs L P      Com Units        86764L108     30,798        849,123      OTHER     1                 849,123
Sunoco Logistics Prtnrs L P      Com Units        86764L108      8,779        242,053       SOLE    NONE     242,053
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108     27,793        644,856      OTHER     1                 644,856
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108     13,751        319,056       SOLE    NONE     319,056
Transcanada Corp                 Com              89353D107     35,916        857,180      OTHER     1                 857,180
Transcanada Corp                 Com              89353D107      1,896         45,249       SOLE    NONE      45,249
Transmontaigne Partners L P      Com Unit L P     89376V100     17,396        523,028      OTHER     1                 523,028
Transmontaigne Partners L P      Com Unit L P     89376V100     10,217        307,200       SOLE    NONE     307,200
Williams Partners L P            Com Unit L P     96950F104     17,810        340,935      OTHER     1                 340,935
Williams Partners L P            Com Unit L P     96950F104     16,480        315,472       SOLE    NONE     315,472
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105     24,448        634,183      OTHER     1                 634,183
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105     14,802        383,975       SOLE    NONE     383,975